CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Non-controlling Interests	Equity attributable to owners of parent	Share Capital	Warrant Reserve	Share-Based Payments Reserve	Accumulated Other Comprehensive Income	Retained Deficit	Total
Balance at the beginning at Mar. 31, 2020	$ 8,344		$ 12,781,270		$ 330,703	$ (50,041)	$ (2,641,920)	$ 10,428,356
Balance at the beginning (in shares) at Mar. 31, 2020			20,941,923
Net loss	1,934	$ (23,115,673)					(23,117,607)	(23,117,607)
Exchange gain from translation of foreign subsidiaries	59	374,889				376,790	(1,960)	377,341
Comprehensive income (loss)	1,993	$ (22,740,784)				376,790	(23,119,567)	(22,740,266)
Share issuance			$ 126,349,164					126,349,164
Share issuance (in shares)			26,182,932
Share issuance cost			$ (11,835,186)	$ 3,602,378				(8,232,808)
Warrants issuance				3,202,704				3,202,704
Warrants issuance cost				(225,109)				(225,109)
Share-based payments					2,039,387			2,039,387
Warrants exercised			$ 1,077,169	(209,313)				867,856
Warrants exercised (in shares)			158,510
Stock options exercised			$ 821,546		(612,848)			208,698
Stock options exercised (in shares)			9,218,767
Reverse takeover transaction ("RTO")			$ 1,590,212		74,982			1,665,194
Reverse takeover transaction ("RTO") (in shares)			795,106
Purchase of non-controlling interest	$ (10,337)					553	9,784
Balance at the end at Mar. 31, 2021			$ 130,784,175	6,370,660	1,832,224	327,302	(25,751,703)	113,562,658
Balance at the end (in shares) at Mar. 31, 2021			57,297,238
Net loss							(54,691,130)	(54,691,130)
Exchange gain from translation of foreign subsidiaries						356,345		356,345
Comprehensive income (loss)						356,345	(54,691,130)	(54,334,785)
Share issuance			$ 404,375					$ 404,375
Share issuance (in shares)			262,500					262,500
Share issuance cost			$ (77,383)					$ (77,383)
Share-based payments					6,771,862			6,771,862
Warrants exercised			$ 511,525	(173,754)				337,771
Warrants exercised (in shares)			168,885
Stock options exercised			$ 488,591		(194,328)			294,263
Stock options exercised (in shares)			422,166
Balance at the end at Mar. 31, 2022			$ 132,111,283	$ 6,196,906	$ 8,409,758	$ 683,647	$ (80,442,833)	$ 66,958,761
Balance at the end (in shares) at Mar. 31, 2022			58,150,789